Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of accumulated other comprehensive income (loss) [Abstract]
Accumulated realized and unrealized gain (loss) on available-for-sale securities, net		$ 1	$ (94)
Accumulated foreign currency translation adjustments	7,809	(351)	(6,057)
Accumulated unrealized gain on derivative instruments, net	26	26	26
Total other comprehensive income (loss)	$ 7,835	$ (324)	$ (6,125)